Segment Disclosures (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,327	$ 3,302	$ 2,706
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	4,214	2,847	2,706
All Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 1,113	$ 455